Financial Risks - Credit risk accounts receivable (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable
Net accounts receivables	kr 113,115
Provisions for expected credit losses
Opening balance, expected credit loss provisions	1,341,295
Reversed provisions	87
Closing balance, expected credit loss provisions	1,186,123	kr 1,341,295
Credit risk
Accounts receivable
Gross accounts receivables	181,931	79,873
Provisions, expected credit losses	(1,039)	(1,170)
Net accounts receivables	180,892	78,703
Maturity structure accounts receivable
Accounts receivables, not yet due	181,931	79,873
Provisions, expected credit losses	(1,039)	(1,170)
Net book value	180,892	78,703
Provisions for expected credit losses
Opening balance, expected credit loss provisions	(1,170)
This year provisions		1,170
Exchange differences	44
Closing balance, expected credit loss provisions	kr (1,039)	kr (1,170)